Basic and Diluted Net Loss per Share - Schedule of Basic Loss per Share and Diluted Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Qutoutiao Inc.	¥ (1,239,617)	$ (194,523)	¥ (1,104,439)	¥ (2,688,681)
Accretion to redemption value	(108,896)		(48,277)	(20,548)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary (Note 20)	14,800		14,842
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	¥ (1,348,513)	$ (211,611)	¥ (1,137,874)	¥ (2,709,229)
Denominator:
Basic and diluted | shares	75,767,532	75,767,532	72,513,077	68,749,981
Basic and diluted loss per share | (per share)	¥ (17.80)	$ (2.79)	¥ (15.69)	¥ (39.41)
Series A Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value	¥ (14,089)		¥ (13,509)	¥ (12,172)
Series A1 Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value				¥ (8,376)
Series B Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value	(21,726)		(33,188)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary (Note 20)			14,843
Series C Convertible Redeemable Preferred Shares
Numerator:
Accretion to redemption value	¥ (73,081)		¥ (1,580)
American Depositary Shares
Denominator:
Basic and diluted | shares	30,307,013	30,307,013	29,005,231	27,499,992
Basic and diluted loss per share | ¥ / shares	¥ (44.50)		¥ (39.23)	¥ (98.52)